TAX SITUATION, Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Deferred liabilities [Abstract]
Deferred income tax asset, net	S/ 1,182,195	S/ 1,134,747	[1]	S/ 1,146,468
Unrealized Gains and Losses Generated by Investments at Fair Value Through Other Comprehensive Income and Cash Flow Hedges Derivatives [Member]
Deferred asset [Abstract]
Deferred asset	36,300	114,000
Deferred Income Tax Asset, Net [Member]
Deferred liabilities [Abstract]
Deferred income tax asset, net	1,182,195	1,134,747
Deferred Income Tax Asset, Net [Member] | Allowance for Loan Losses for Loan Portfolio [Member]
Deferred asset [Abstract]
Deferred asset	1,023,000	1,108,687
Deferred Income Tax Asset, Net [Member] | Provision for Workers Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	70,908	73,402
Deferred Income Tax Asset, Net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	59,984	35,393
Deferred Income Tax Asset, Net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	63,668	50,675
Deferred Income Tax Asset, Net [Member] | Provision for Pending Vacations [Member]
Deferred asset [Abstract]
Deferred asset	32,370	31,724
Deferred Income Tax Asset, Net [Member] | Depreciation of Improvements for Leased Premises [Member]
Deferred asset [Abstract]
Deferred asset	20,436	23,762
Deferred Income Tax Asset, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	5,837	5,160
Deferred Income Tax Asset, Net [Member] | Provision of Stock Awards [Member]
Deferred asset [Abstract]
Deferred asset	13,821	45,510
Deferred Income Tax Asset, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	39,364	71,214
Deferred Income Tax Asset, Net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	209,491	120,239
Deferred liabilities [Abstract]
Deferred liability	(48,389)	(33,238)
Deferred Income Tax Asset, Net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(176,271)	(253,696)
Deferred Income Tax Asset, Net [Member] | Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT) and SBS [Member]
Deferred liabilities [Abstract]
Deferred liability	(45,016)	(61,858)
Deferred Income Tax Asset, Net [Member] | Buildings Depreciation [Member]
Deferred liabilities [Abstract]
Deferred liability	(63,839)	(64,462)
Deferred Income Tax Asset, Net [Member] | Deferred Acquisitions Costs [Member]
Deferred liabilities [Abstract]
Deferred liability	(16,070)	(16,537)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,743)	(1,099)
Deferred Income Tax Asset, Net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	(2,552)	(3,113)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain in Valuation on Cash Flow Hedge Derivatives [Member]
Deferred asset [Abstract]
Deferred asset	0	8,246
Deferred liabilities [Abstract]
Deferred liability	(804)	(5,262)
Deferred Income Tax Liability, Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(107,517)	(75,005)
Deferred Income Tax Liability, Net [Member] | Provision for Workers Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	17,897	12,911
Deferred Income Tax Liability, Net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	12,395	21,192
Deferred Income Tax Liability, Net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	19,757	19,757
Deferred Income Tax Liability, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	8,731	41,146
Deferred Income Tax Liability, Net [Member] | Deferred Income from Commissions on Remuneration [Member]
Deferred asset [Abstract]
Deferred asset	5,274	4,992
Deferred Income Tax Liability, Net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	8,674	10,270
Deferred liabilities [Abstract]
Deferred liability	(64,853)	(56,965)
Deferred Income Tax Liability, Net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(36,569)	(37,315)
Deferred Income Tax Liability, Net [Member] | Gain Generated in the Reorganization of Pacifico EPS [Member]
Deferred liabilities [Abstract]
Deferred liability	(39,515)	(39,515)
Deferred Income Tax Liability, Net [Member] | Deferred Acquisitions Costs [Member]
Deferred liabilities [Abstract]
Deferred liability	(8,186)	(22,991)
Deferred Income Tax Liability, Net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(13,846)	(10,716)
Deferred Income Tax Liability, Net [Member] | Reserve for Reinstatement Premium Costs and Deductibles [Member]
Deferred liabilities [Abstract]
Deferred liability	(10,942)	(11,251)
Deferred Income Tax Liability, Net [Member] | Leasing Operations Related to Loans [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,038)	(3,224)
Deferred Income Tax Liability, Net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	S/ (3,296)	S/ (3,296)

[1]	See note 3(b).